INVESTMENT SECURITIES - Additional Information (Detail) $ in Thousands		1 Months Ended
	May 30, 2019 $ / shares	May 30, 2019 shares	Feb. 06, 2020	Dec. 31, 2019 USD ($)	Jun. 06, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments in Equity Securities [Line Items]
Investment in equity securities, shares acquired, price per share | $ / shares	$ 13.00
Investment securities				$ 568,936		$ 0
Investment securities				49,369		$ 91,598
Crown Resorts Limited [Member]
Investments in Equity Securities [Line Items]
Investment securities				$ 568,936
Definitive Purchase Agreement [Member] | Crown Resorts Limited [Member]
Investments in Equity Securities [Line Items]
Investment in equity securities, number of shares acquired | shares		135,350,000
Investment in equity securities, percentage of ownership transferred on shares acquired	19.99%	19.99%
Investment securities non-current					$ 618,455
Tranche One [Member]
Investments in Equity Securities [Line Items]
Investment in equity securities, percentage of ownership transferred on shares acquired				9.99%	9.99%
Tranche Two [Member] | Termination Of Obligation [Member] | Subsequent Event [Member]
Investments in Equity Securities [Line Items]
Investment in equity securities, percentage of ownership transferred on shares acquired			9.99%